Label	Element	Value
Innovator U.S. Equity Power Buffer ETF™ - February | State Street SPDR S&P 500 ETF Trust, Expiration: 01/29/2027; Exercise Price: $6.92 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	100.30%
Innovator U.S. Equity Power Buffer ETF™ - February | State Street SPDR S&P 500 ETF Trust, Expiration: 01/29/2027; Exercise Price: $691.97 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.10%
Innovator U.S. Equity Power Buffer ETF™ - February | State Street SPDR S&P 500 ETF Trust, Expiration: 01/29/2027; Exercise Price: $588.17 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(1.70%)
Innovator U.S. Equity Power Buffer ETF™ - February | State Street SPDR S&P 500 ETF Trust, Expiration: 01/29/2027; Exercise Price: $777.98 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(2.90%)